---------------------------------
                                             |        OMB APPROVAL           |
                                             ---------------------------------
THIS FILING RESTATES THE PREVIOUSLY          |OMB Number:     3235-0006      |
 FILED AMENDMENT NO. 1 TO FORM 13F           |Expires: August 31, 2012       |
 FOR THE QUARTER ENDED DECEMBER              |Estimated average burden       |
 31, 2011 TO REFLECT THE HOLDINGS AS         |hours per form . . . . . . 23.5|
              OF THAT DATE.                  ---------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
                  Report for the Calendar Year or Quarter Ended:  12/31/2011
                                                                -------------
                  Check here if Amendment[X]: Amendment Number: 2
                                                               --------------

                           This Amendment (Check only one):
                           [X] is a restatement
                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       MICHAEL R. MURPHY
            --------------------------------------------------------------------
Address:    191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
            --------------------------------------------------------------------

Form 13F File Number 28-   11638
                           -----------------------------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Meghan O'Callaghan
            --------------------------------------------------------------------
Title:      Associate
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Phone:      312-265-9600
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Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
8/9/2012
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
----------------------

                             Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                2
       -----------

Form 13F Information Table Entry Total:
                1
       -----------
Form 13F Information Table Value Total:
       $     955  (thousands)
       -----------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number   Name
1        28-11635               DANIEL J. DONOGHUE
------   --------------------   ----------------------
2        28-11637               DISCOVERY GROUP I, LLC
------   --------------------   ----------------------

                             13F INFORMATION TABLE
                                    3/31/2012

            COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4      COLUMN 5            COLUMN 6    COLUMN 7      COLUMN 8
                                                                                                                 Voting Authority

             NAME OF             TITLE OF                  VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER
             ISSUER               CLASS       CUSIP      (X $1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS SOLE   SHARED   NONE
U.S. AUTO PARTS NETWORK INC        COM        90343C100        955     218,465   SH       SHARED-OTHER    1, 2          218,465

  TOTAL                                                        955     218,465                                          218,465